Note 4 - Unproved Mineral Properties (Detail) (USD $)	12 Months Ended		97 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013
Asset Impairment Charges	$ 83,159	$ 15,470	$ 324,314
Farellon Alto [Member] | Maximum [Member]
Royalty Guarantees, Commitments, Amount	600,000		600,000
Farellon Alto [Member] | Minimum [Member]
Royalty Guarantees, Commitments, Amount	1,000		1,000
Farellon Alto [Member]
Royalty Percentage of Mineral Sales	1.50%		1.50%
Che [Member]
Royalty Percentage of Mineral Sales	1.00%		1.00%
Royalty Guarantees, Commitments, Amount	100,000		100,000
Veta Negra [Member]
Asset Impairment Charges	81,233
Exon Claim [Member]
Royalty Percentage of Mineral Sales	1.50%		1.50%
Royalty Guarantees, Commitments, Amount	500,000		500,000
Asset Impairment Charges	1,926
Future Payments To Acquire Land	107,500
Pibe [Member]
Royalty Percentage of Mineral Sales	1.50%		1.50%
Royalty Guarantees, Commitments, Amount	1,000,000		1,000,000
Future Payments To Acquire Land	$ 500,000